FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS:
(a)Financial instruments - carrying amounts and fair values:
The carrying amounts and fair values of financial assets and liabilities included in the consolidated statements of financial position are as follows:

	December 31, 2023	January 1, 2023

Financial assets
Amortized cost:
Cash and cash equivalents	$89,642	$150,417
Trade accounts receivable	412,498	248,785
Financial assets included in prepaid expenses, deposits and other current assets	45,136	48,274
Long-term non-trade receivables included in other non-current assets	12,863	118
Fair value through other comprehensive income:
Derivative financial assets included in prepaid expenses, deposits and other current assets	15,797	23,765

Financial liabilities
Amortized cost:
Accounts payable and accrued liabilities(1)	$403,534	$462,496
Long-term debt - bearing interest at variable rates	885,000	730,000
Long-term debt - bearing interest at fixed rates(2)	100,000	200,000
Fair value through other comprehensive income:
Derivative financial liabilities included in accounts payable and accrued liabilities	4,760	8,712
1) Accounts payable and accrued liabilities include $12.5 million (January 1, 2023 - $26.9 million) under supply-chain financing arrangements (reverse factoring) with a financial institution, whereby receivables due from the Company to certain suppliers can be collected by the suppliers from a financial institution before their original due date. These balances are classified as accounts payable and accrued liabilities and the related payments as cash flows from operating activities, given the principal business purpose of the arrangement is to provide funding to the supplier and not the Company, the arrangement does not significantly extend the payment terms beyond the normal terms agreed with other suppliers, and no additional deferral or special guarantees to secure the payments are included in the arrangement. Accounts payable and accrued liabilities also include balances payable of $49.0 million (January 1, 2023 - $35.7 million) resulting mainly from a one-week timing difference between the collection of sold receivables and the weekly remittance to our bank counterparty under our receivables purchase agreement that is disclosed in note 7 to these consolidated financial statements.
2) The fair value of the long-term debt bearing interest at fixed rates was $98.6 million as at December 31, 2023 (January 1, 2023 - $197.1 million).
15. FINANCIAL INSTRUMENTS (continued):

(a)Financial instruments - carrying amounts and fair values (continued):
Short-term financial assets and liabilities
The Company has determined that the fair value of its short-term financial assets and liabilities approximates their respective carrying amounts as at the reporting dates due to the short-term maturities of these instruments, as they bear variable interest-rates or because the terms and conditions are comparable to current market terms and conditions for similar items.

Non-current assets and long-term debt bearing interest at variable rates
The fair values of the long-term non-trade receivables included in other non-current assets and the Company’s long-term debt bearing interest at variable rates also approximate their respective carrying amounts because the interest rates applied to measure their carrying amounts approximate current market interest rates.

Long-term debt bearing interest at fixed rates
The fair value of the long-term debt bearing interest at fixed rates is determined using the discounted future cash flows method and at discount rates based on yield to maturities for similar issuances. The fair value of the long-term debt bearing interest at fixed rates was measured using Level 2 inputs in the fair value hierarchy. In determining the fair value of the long-term debt bearing interest at fixed rates, the Company takes into account its own credit risk and the credit risk of the counterparties.

Derivatives
Derivative financial instruments are designated as effective hedging instruments and consist of foreign exchange and commodity forward, option, and swap contracts, as well as floating-to-fixed interest rate swaps to fix the variable interest rates on a designated portion of borrowings under the term loan and unsecured notes. The fair value of the forward contracts is measured using a generally accepted valuation technique which is the discounted value of the difference between the contract’s value at maturity based on the rate set out in the contract and the contract’s value at maturity based on the rate that the counterparty would use if it were to renegotiate the same contract terms at the measurement date under current conditions. The fair value of the option contracts is measured using option pricing models that utilize a variety of inputs that are a combination of quoted prices and market-corroborated inputs, including volatility estimates and option adjusted credit spreads. The fair value of the interest rate swaps is determined based on market data, by measuring the difference between the fixed contracted rate and the forward curve for the applicable floating interest rates.

During fiscal 2022 and most of fiscal 2023 the Company also had a total return swap (“TRS”) outstanding that is intended to reduce the variability of net earnings associated with deferred share units, which are settled in cash. The TRS was not designated as a hedging instrument and, therefore, the fair value adjustment at the end of each reporting period is recognized in selling, general and administrative expenses. The fair value of the TRS is measured by reference to the market price of the Company’s common shares, at each reporting date. The TRS has a one-year term, may be extended annually, and the contract allows for early termination at the option of the Company. As at December 31, 2023, the notional amount of TRS outstanding was nil shares (January 1, 2023 - 362,608 shares) and the carrying amount and fair value included in accounts payable and accrued liabilities was nil (January 1, 2023 - $4.7 million included in prepaid expenses, deposits and other current assets).

Derivative financial instruments were measured using Level 2 inputs in the fair value hierarchy. In determining the fair value of derivative financial instruments the Company takes into account its own credit risk and the credit risk of the counterparties.
15. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting:
During fiscal 2023 and 2022, the Company entered into foreign exchange and commodity forward, option, and swap contracts in order to minimize the exposure of forecasted cash inflows and outflows in currencies other than the U.S. dollar and to manage its exposure to movements in commodity prices, as well as floating-to-fixed interest rate swaps to fix the variable interest rates on a designated portion of borrowings under the term loan and unsecured notes.

The forward foreign exchange contracts were designated as cash flow hedges and qualified for hedge accounting. The forward foreign exchange contracts outstanding as at December 31, 2023 and January 1, 2023 consisted primarily of contracts to reduce the exposure to fluctuations in Canadian dollars, Euros, Australian dollars, Pounds sterling, and Mexican pesos against the U.S. dollar.

The commodity forward, option, and swap contracts were designated as cash flow hedges and qualified for hedge accounting. The commodity contracts outstanding as at December 31, 2023 and January 1, 2023 consisted primarily of forward, collar, and swap contracts to reduce the exposure to movements in commodity prices.

The floating-to-fixed interest rate swaps were designated as cash flow hedges and qualified for hedge accounting. The floating-to-fixed interest rate swaps contracts outstanding as at December 31, 2023 and January 1, 2023 served to fix the variable interest rates on the designated interest payments of a portion of the Company's long-term debt.

The following table summarizes the Company’s commitments to buy and sell foreign currencies (cash flow hedges) as at December 31, 2023:

				Carrying and fair value		Maturity
	Notional foreign	Average	Notional	Prepaid expenses,	Accounts
	currency amount	exchange	U.S. $	deposits and other	payable and	0 to 12
	equivalent	rate	equivalent	current assets	accrued liabilities	months

Forward foreign exchange contracts:
Sell GBP/Buy USD	25,399	1.2506	$31,765	$25	$(585)	$(560)
Sell EUR/Buy USD	40,866	1.0987	44,901	63	(640)	(577)
Sell CAD/Buy USD	52,285	0.7506	39,243	33	(362)	(329)
Buy CAD/Sell USD	41,199	0.7384	30,422	735	—	735
Sell AUD/Buy USD	15,011	0.6681	10,029	21	(261)	(240)
Sell MXN/Buy USD	325,633	0.0543	17,687	—	(980)	(980)
			$174,047	$877	$(2,828)	$(1,951)

The following table summarizes the Company’s commitments to buy and sell foreign currencies (cash flow hedges) as at January 1, 2023:

				Carrying and fair value		Maturity
	Notional foreign	Average	Notional	Prepaid expenses,	Accounts
	currency amount	exchange	U.S. $	deposits and other	payable and	0 to 12
	equivalent	rate	equivalent	current assets	accrued liabilities	months

Forward foreign exchange contracts:
Sell GBP/Buy USD	39,600	1.2000	$47,520	$686	$(1,023)	$(337)
Sell EUR/Buy USD	42,544	1.0513	44,726	328	(1,355)	(1,027)
Sell CAD/Buy USD	47,531	0.7534	35,812	707	(56)	651
Buy CAD/Sell USD	30,497	0.7662	23,367	17	(815)	(798)
Sell AUD/Buy USD	12,258	0.6836	8,379	153	(122)	31
Sell MXN/Buy USD	63,776	0.0469	2,989	—	(242)	(242)
Buy EUR/Sell USD	3,137	1.0592	3,323	56	(14)	42
			$166,116	$1,947	$(3,627)	$(1,680)
15. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company's commodity contracts outstanding (cash flow hedges) as at December 31, 2023:

			Carrying and fair value		Maturity
			Prepaid expenses,	Accounts
	Type of		deposits and other	payable and	0 to 12
	commodity	Notional amount(1)	current assets	accrued liabilities	months

Forward contracts	Cotton	144.6 million pounds	$4,583	$(1,745)	$2,838
Swap & option contracts	Energy	2.9 million gallons	153	(187)	(34)
			$4,736	$(1,932)	$2,804
(1) Notional amounts are not in thousands.

The following table summarizes the Company's commodity contracts outstanding (cash flow hedges) as at January 1, 2023:

			Carrying and fair value		Maturity
			Prepaid expenses,	Accounts
	Type of		deposits and other	payable and	0 to 12
	commodity	Notional amount(1)	current assets	accrued liabilities	months

Forward contracts	Cotton	118.9 million pounds	$5,105	$—	$5,105
Swap & option contracts	Energy	1.7 million gallons	253	(358)	(105)
			$5,358	$(358)	$5,000
(1) Notional amounts are not in thousands.
15. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding (cash flow hedges) as at December 31, 2023:

					Carrying and fair value
Notional					Prepaid expenses,	Accounts
amount of	Maturity		Fixed	Floating	deposits and other	payable and
borrowings	date	Pay / Receive	rate	rate	current assets	accrued liabilities
Term Loan(1)
$50,000	April 30, 2024	Pay fixed rate / receive floating rate	1.44%	SOFR	$646	$—
25,000	April 30, 2025	Pay fixed rate / receive floating rate	1.06%	SOFR	1,130	—
50,000	April 30, 2025	Pay fixed rate / receive floating rate	0.70%	SOFR	2,414	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.52%	SOFR	439	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.17%	SOFR	1,593	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	3.20%	SOFR	373	—
Unsecured Notes
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.12%	SOFR	3,589	—
					$10,184	$—
(1) The notional amounts for the interest rate swap contracts maturing in 2025 and 2026 are extensions to the $125 million interest rate swap contracts originally entered into for the $300 million term loan.
15. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding (cash flow hedges) as at January 1, 2023:

					Carrying and fair value
Notional					Prepaid expenses,	Accounts
amount of	Maturity		Fixed	Floating	deposits and other	payable and
borrowings	date	Pay / Receive	rate	rate	current assets	accrued liabilities
Term Loan(1)
$75,000	April 30, 2023	Pay fixed rate / receive floating rate	2.85%	US LIBOR	$435	$—
50,000	April 30, 2024	Pay fixed rate / receive floating rate	1.51%	US LIBOR	2,124	—
25,000	April 30, 2025	Pay fixed rate / receive floating rate	1.06%	US LIBOR	1,839	—
50,000	April 30, 2025	Pay fixed rate / receive floating rate	0.78%	US LIBOR	3,346	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.59%	US LIBOR	443	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.23%	US LIBOR	1,999	—
Unsecured Notes
50,000	August 25, 2023	Pay fixed rate / receive floating rate	1.18%	US LIBOR	1,394	—
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.34%	US LIBOR	4,880	—
					$16,460	$—
(1) The notional amounts for the interest rate swap contracts maturing in 2025 and 2026 were extensions to the $100 million interest rate swap contracts originally entered into for the $300 million term loan.

The following table summarizes the Company’s hedged items as at December 31, 2023:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)

Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$(1,945)	$1,945
Forecast expenses	—	—	736	(736)

Commodity risk:
Forecast purchases	—	—	4,733	(4,733)

Interest rate risk:
Forecast interest payments	—	—	10,126	(10,126)
	$—	$—	$13,650	$(13,650)

No ineffectiveness was recognized in net earnings as the change in value of the hedging instrument used for calculating ineffectiveness was the same or smaller as the change in value of the hedged items used for calculating the ineffectiveness.
15. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company’s hedged items as at January 1, 2023:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)

Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$(1,359)	$1,359
Forecast expenses	—	—	(750)	750

Commodity risk:
Forecast purchases	—	—	(4,112)	4,112

Interest rate risk:
Forecast interest payments	—	—	16,066	(16,066)
	$—	$—	$9,845	$(9,845)

No ineffectiveness was recognized in net earnings as the change in value of the hedging instrument used for calculating ineffectiveness was the same or smaller as the change in value of the hedged items used for calculating the ineffectiveness.

(c)    Financial expenses, net:

	2023	2022

Interest expense on financial liabilities recorded at amortized cost (1)	$53,360	$25,619
Bank and other financial charges	22,314	10,524
Interest accretion on discounted lease obligations	3,429	3,097
Interest accretion on discounted provisions	414	47
Foreign exchange loss (gain)	153	(2,330)
	$79,670	$36,957
(1) Net of capitalized borrowing costs of $6.8 million (2022 - $2.3 million) using an average capitalization rate of 5.39% (2022 - 3.22%).
15. FINANCIAL INSTRUMENTS (continued):

(d)    Hedging components of other comprehensive income (“OCI”):

	2023	2022

Net gain (loss) on derivatives designated as cash flow hedges:
Foreign currency risk	$(3,334)	$10,965
Commodity price risk	15,758	46,056
Interest rate risk	2,682	18,628

Income taxes	33	(110)

Amounts reclassified from OCI to inventory, related to commodity price risk	(6,913)	(114,989)

Amounts reclassified from OCI to net earnings, related to foreign currency risk, commodity risk, and interest rate risk, and included in:
Net sales	1,802	(11,904)
Cost of sales	58	22
Selling, general and administrative expenses	1,198	316
Financial expenses, net	(7,437)	(4,100)
Income taxes	(42)	152
Other comprehensive income (loss)	$3,805	$(54,964)

The change in the time value element of option and swap contracts designated as cash flow hedges to reduce the exposure in movements of commodity prices was not significant for the years ended December 31, 2023 and January 1, 2023. The change in the forward element of derivatives designated as cash flow hedges to reduce foreign currency risk was not significant for the years ended December 31, 2023 and January 1, 2023.

Approximately $10.1 million of net gains presented in accumulated other comprehensive income as at December 31, 2023 are expected to be reclassified to inventory or net earnings within the next twelve months.